18. Leases (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
PresentationOfLeasesForLesseeLineItems [Line Items]
Current right of use leases at beginning		R$ 1,404,712
Non current right of use leases at beginning		4,648,068
Total right of use leases at beginning		6,052,780
Additions		454,248
Write-offs		(704,164)
Contractual amendment		221,248
Payments		(1,058,692)
Deposit in guarantee		(44,736)
Interest incurred		818,529
Interest paid		(4,530)
Exchange rate change		1,833,257
Current right of use leases at ending		1,317,008
Non current right of use leases at ending		6,267,184
Total right of use leases at ending		R$ 7,567,940
Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average rate (p.a.)	13.11%	13.11%
Current right of use leases at beginning		R$ 21,781
Non current right of use leases at beginning		23,026
Total right of use leases at beginning		44,807
Additions		5,189
Write-offs
Contractual amendment		399
Payments		(15,044)
Deposit in guarantee
Interest incurred		12,164
Interest paid
Exchange rate change
Current right of use leases at ending		32,530
Non current right of use leases at ending		14,985
Total right of use leases at ending		47,515
Total [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Current right of use leases at beginning		1,382,931
Non current right of use leases at beginning		4,625,042
Total right of use leases at beginning		6,007,973
Additions		449,059
Write-offs		(704,164)
Contractual amendment		220,849
Payments		(1,043,648)
Deposit in guarantee		(44,736)
Interest incurred		806,365
Interest paid		(4,530)
Exchange rate change		1,833,257
Current right of use leases at ending		1,268,226
Non current right of use leases at ending		6,252,199
Total right of use leases at ending		R$ 7,520,425
USD | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average rate (p.a.)	12.03%	12.03%
Current right of use leases at beginning | $	$ 1,253,995
Non current right of use leases at beginning | $	4,205,148
Total right of use leases at beginning | $	5,459,143
Additions | $	449,059
Write-offs | $	(85,678)
Contractual amendment | $	220,849
Payments | $	(1,017,599)
Deposit in guarantee | $	(44,736)
Interest incurred | $	801,773
Interest paid | $
Exchange rate change | $	1,737,614
Current right of use leases at ending | $	1,268,226
Non current right of use leases at ending | $	6,252,199
Total right of use leases at ending | $	$ 7,520,425
USD | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average rate (p.a.)	3.72%	3.72%
Current right of use leases at beginning | $	$ 128,936
Non current right of use leases at beginning | $	419,894
Total right of use leases at beginning | $	548,830
Additions | $
Write-offs | $	(618,486)
Contractual amendment | $
Payments | $	(26,049)
Deposit in guarantee | $
Interest incurred | $	4,592
Interest paid | $	(4,530)
Exchange rate change | $	95,643
Current right of use leases at ending | $
Non current right of use leases at ending | $
Total right of use leases at ending | $